CAPITAL STOCK (Details Narrative 2) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Authorized shares of stock		160,000,000
Par value of shares	$ 0.0001	$ 0.0001
Authorized shares of common stock	150,000,000	150,000,000
Authorized shares of preferred stock	10,000,000	10,000,000
Conversion price		Each fifteen (15) shares of Series A Preferred Stock shall be convertible into one share of common stock
Series B Preferred Stock [Member]
Authorized shares of preferred stock	1,000	1,000
Stated value per share	$ 0.0001	$ 0.0001
Dividend rate	8.00%	8.00%
Dividend payable	$ 45,530	$ 16,767	$ 0
Preferred issued for payment of dividends	4,818
Preferred B issued for dividends, Amount	$ 26,498
Liquidation preference	$ 3,460,000	$ 1,274,000	$ 0
Conversion price	$8.25 per share	$.055 per share